FINANCIAL INSTRUMENTS - Fair value hierarchy and other disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value and other disclosures
Financial assets	$ 56,134	$ 68,958
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers into Level 3 of fair value hierarchy, liabilities		0
Transfers out of Level 3 of fair value hierarchy, liabilities		0
Financial liabilities	336,289	381,555
Amortized cost
Fair value and other disclosures
Financial assets	40,327	43,549
Other short-term investments | Level 1 | At fair value
Fair value and other disclosures
Financial assets	5,105	15,455
Investments | Amortized cost
Fair value and other disclosures
Financial assets at fair value		266
Financial assets		258
Government bonds | Level 1 | At fair value
Fair value and other disclosures
Financial assets	10,702	9,951
Financial debt
Fair value and other disclosures
Financial liabilities	266,921	302,185
Financial liabilities at fair value	254,979	281,797
Notes
Fair value and other disclosures
Financial liabilities	140,605	143,843
Financial liabilities at fair value	138,389	133,266
Other financial debts
Fair value and other disclosures
Financial liabilities	126,316	158,342
Financial liabilities at fair value	$ 116,590	$ 148,531